Share capital and Other contributed capital - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 kr / shares shares	Mar. 29, 2021 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Cumulative Coupon Rate	8.00%
Number of authorized shares		800,000,000
Number of shares issued		257,227,062
Number of shares outstanding	119,007,062	257,227,062		208,962,350
Number of shares issued at par value		48,264,712
Par value | kr / shares		kr 1
Premium per share | kr / shares		kr 9
Total transaction costs accounted for as deduction from equity, net of deferred taxes | $	$ 15.4
IPO
Disclosure of classes of share capital [line items]
Number of shares outstanding			119,007,062
Preferred A
Disclosure of classes of share capital [line items]
Number of shares outstanding		1
Preferred B1
Disclosure of classes of share capital [line items]
Number of shares outstanding		200,755,561